Equity instruments	12 Months Ended
Dec. 31, 2017
Equity instruments [Abstract]
Equity instruments

8. Equity instruments

a) Breakdown

The breakdown, by classification and type, of the balances of “Equity instruments” is as follows:

Thousand of reais	2017	2016	2015

Classification:
Financial assets held for trading	489,770	398,461	404,973
Other Financial assets designated at fair value through profit or loss	33,368	42,455	573,664
Financial assets available-for-sale	1,106,637	1,985,473	1,162,332
Total	1,629,775	2,426,389	2,140,969

Type:
Shares of Brazilian companies	389,113	1,185,653	1,168,186
Shares of foreign companies	5,347	3,588	11,445
Investment funds (1)	1,235,315	1,237,148	961,338
Total	1,629,775	2,426,389	2,140,969

(1) Composed mainly by investment on fixed income investment funds.

b)  Changes

The changes in the balance of “Equity instruments - Financial assets held for trading” were as follows:

Thousand of reais	2017	2016	2015

Balance at beginning of year	398,461	404,973	391,656
Net additions (disposals)	(4,892)	(7,125)	26,273
Valuation adjustments	96,201	613	(12,956)
Balance at end of year	489,770	398,461	404,973

The changes in the balance of “Equity instruments - Other financial assets at fair value through profit or loss” were as follows:

Thousand of reais	2017	2016	2015

Balance at beginning of year	42,455	573,664	902,794
Net additions (disposals)	(1,586)	(531,209)	(318,307)
Valuation adjustments	(7,501)	-	(10,823)
Balance at end of year	33,368	42,455	573,664

The changes in the balance of “Equity instruments - Available-for-sale financial assets” were as follows:

Thousand of reais	2017	2016	2015

Balance at beginning of year	1,985,473	1,162,332	1,653,644
Net additions (disposals)	(830,395)	852,820	(482,406)
Valuation adjustments	(48,441)	(29,679)	(8,906)
Balance at end of year	1,106,637	1,985,473	1,162,332